File No. 333-87783

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 371
          AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6
                 BIOTECHNOLOGY PORTFOLIO SERIES
                COMMUNICATIONS PORTFOLIO, SERIES 5
                     E-TAIL PORTFOLIO SERIES
                  INTERNET PORTFOLIO, SERIES 8
               MARKET LEADERS PORTFOLIO, SERIES 4
                   RETAIL PORTFOLIO, SERIES 4
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 30, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6
                                 1,348,173 UNITS



PROSPECTUS
Part One
Dated November 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 371, America's Leading Brands Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be leaders in their industries. At October 16, 2001, each Unit represented a 1/1,348,173 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) including income and principal cash. At October 16, 2001, the Public Offering Price per Unit was $9.080 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      1,348,173
Fractional Undivided Interest in the Trust per Unit                1/1,348,173
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $11,574,665
   Aggregate Value of Securities per Unit                               $8.585
   Income and Principal cash (overdraft) in the Portfolio             $178,340
   Income and Principal cash (overdraft) per Unit                        $.132
   Sales Charge 4.167% (4.0% of Public Offering Price,
     including income and principal cash)                                $.363
   Public Offering Price per Unit                                       $9.080
Redemption Price and Sponsor Repurchase Price per Unit
   ($.363 less than the Public Offering Price per Unit)                 $8.717

Date Trust Established                                        October 15, 1999
Mandatory Termination Date                                    October 15, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 371,
America's Leading Brands Portfolio, Series 6


We have audited the statement of assets and liabilities of FT 371, America's Leading Brands Portfolio, Series 6 (the "Trust"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the period from October 15, 1999 (Initial Date of Deposit) to July 31, 2000, were audited by other auditors whose report, dated November 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 371, America's Leading Brands Portfolio, Series 6, at July 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
November 15, 2001

                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 31, 2001


ASSETS

Securities, at market value (cost, $14,530,460)                   $13,813,908
Dividends receivable                                                   12,168
Cash                                                                  214,469
Receivable from investment transactions                                16,460
                                                                  -----------
TOTAL ASSETS                                                      $14,057,005
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $24,863
Unit redemptions payable                                               16,687
Liability for organization costs                                        9,252
                                                                  -----------
TOTAL LIABILITIES                                                      50,802
                                                                  -----------

Net assets, applicable to 1,504,974 outstanding units of
     fractional undivided interest:
   Cost of Trust assets                                            14,530,460
   Net unrealized appreciation (depreciation)                        (716,552)
   Distributable funds (deficit)                                    1,029,532
   Less deferred sales charge                                        (800,880)
   Less organization costs                                            (36,357)
                                                                  -----------
                                                                   14,006,203
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $14,057,005
                                                                  ===========

Net asset value per unit                                               $9.307
                                                                  ===========


See notes to financial statements.

                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001


  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     APPAREL/RETAIL - 6%
                     --------------
   16,849            The Gap, Inc.                                    $460,146
   22,009            Tommy Hilfiger Corporation                        313,848

                     AUTO & Transportation - 2%
                     ---------------------
   10,819            Ford Motor Company                                275,560
    1,421            Visteon Corporation                                30,026

                     BEVERAGES - 15%
                     ---------
   17,171(1)         Anheuser-Busch Companies, Inc.                    743,676
   11,306            The Coca-Cola Company                             504,248
   17,317            PepsiCo, Inc.                                     807,492

                     ENTERTAINMENT - 4%
                     -------------
   23,327            The Walt Disney Company                           614,667

                     FOOD - 12%
                     ----
   12,918            H.J. Heinz Company                                558,187
   11,311            Hershey Foods Corporation                         682,732
   23,665            Sara Lee Corporation                              477,323

                     HOUSEHOLD PRODUCTS - 19%
                     ------------------
   14,590            The Clorox Company                                545,374
   11,158            Colgate-Palmolive Company                         604,764
   24,395            The Dial Corporation                              395,443
   10,772            Kimberly-Clark Corporation                        655,045
    6,104            Procter & Gamble Company                          433,506

                     PHARMACEUTICALS - 12%
                     ---------------
    7,941            Bristol-Myers Squibb Company                      469,631
   12,121(1)         Johnson & Johnson                                 655,746
   12,736            Schering-Plough Corporation                       497,341

                     RECREATION - 11%
                     ----------
   13,811            Carnival Corporation                              461,287
   20,240            Harley-Davidson, Inc.                           1,044,586

                     RESTAURANTS - 10%
                     -----------
   13,688            McDonald's Corporation                            398,868
   51,982(1)         Starbucks Corporation                             937,755

                     TECHNOLOGY - 6%
                     ----------
   12,682            Dell Computer Corporation                         341,526
   16,002            Intel Corporation                                 477,020

                     TOILETRIES/COSMETICS - 3%
                     --------------------
   15,361            The Gillette Company                              428,111
                                                                   -----------

                     Total investments (total costs $14,530,460)   $13,813,908
                                                                   ===========

* Percentages are calculated based on total market value of investments.

                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6

                       SCHEDULE OF INVESTMENTS (continued)

                                  July 31, 2001


(1) The number of shares reflects the effect of a two for one stock split.







See notes to financial statements.

                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000


Dividend income                                     $203,056         $199,762

Expenses:
   Trustee and other service fees                    (34,350)         (13,979)
   Evaluator's fees                                   (5,849)          (3,147)
   Supervisory fees                                   (6,755)          (3,643)
   Administrative fees                                (2,895)          (1,416)
   Other expenses                                     (8,120)               -
   Tax reporting fees                                 (2,938)               -
                                                   --------------------------
   Total expenses                                    (60,907)         (22,185)
                                                   --------------------------
     Investment income (loss) - net                  142,149          177,577

Net gain (loss) on investments:
   Net realized gain (loss)                           54,302            1,549
   Change in net unrealized appreciation
     (depreciation)                                 (693,411)         (23,141)
                                                   --------------------------
                                                    (639,109)         (21,592)
                                                   --------------------------

Net increase (decrease) in net assets
   resulting from operations                       $(496,960)        $155,985
                                                   ==========================


See notes to financial statements.

                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period from
                                                               October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                   $142,149         $177,577
   Net realized gain (loss) on investments            54,302            1,549
   Change in net unrealized appreciation
     (depreciation) on investments                  (693,411)         (23,141)
                                                   --------------------------
                                                    (496,960)         155,985

Units issued (31,766 and 2,271,176 units in
      2001 and 2000, respectively)                   315,992       23,139,131
   Deferred sales charges                             (1,382)        (794,249)
   Organization costs                                (22,057)         (13,963)
                                                   --------------------------
                                                     292,553       22,330,919

Unit redemptions (488,772 and 324,193 units in
   2001 and 2000, respectively)                   (4,635,402)      (3,193,887)

Distributions to unit holders:
   Investment income - net                          (177,268)        (121,696)
   Principal from investment transactions           (290,926)               -
                                                   --------------------------
                                                    (468,194)        (121,696)
                                                   --------------------------
Total increase (decrease) in net assets           (5,308,003)      19,171,321

Net assets:
   Beginning of the period (representing 14,997
     units at the Initial Date of Deposit)        19,314,206          142,885
                                                   --------------------------
   End of the period (including distributable
     funds (deficit) applicable to Trust units
     of $1,029,532 and $618,923 at July 31, 2001
     and 2000, respectively)                     $14,006,203      $19,314,206
                                                 ============================

Trust units outstanding at the end of the period   1,504,974        1,961,980
                                                 ============================


See notes to financial statements.

                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 371, America's Leading Brands Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be leaders in their industries.


2.   Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaled $36,357, of which $27,105, has been paid.

Reclassification -

Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at July 31, 2001 follows:


               Unrealized depreciation                         $(2,005,246)
               Unrealized appreciation                           1,288,694
                                                               -----------
                                                                 $(716,552)
                                                               ===========


4.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                   Period from
                                                                October 15, 1999
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000

Dividend income                                      $.122            $.144
Expenses                                             (.037)           (.016)
                                                    -----------------------
     Investment income (loss) - net                   .085             .128

Distributions to unit holders:
   Investment income - net                           (.110)           (.070)
   Principal from investment transactions            (.150)             -

Net gain (loss) on investments                       (.362)            .258
                                                    -----------------------
     Total increase (decrease) in net assets         (.537)            .316

Net assets:
   Beginning of the period                           9.844            9.528
                                                    -----------------------

   End of the period                                $9.307           $9.844
                                                    =======================

                                     FT 371
                 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES
                                 1,887,813 UNITS



PROSPECTUS
Part One
Dated November 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 371, Biotechnology Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology and pharmaceutical companies. At October 16, 2001, each Unit represented a 1/1,887,813 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) including income and principal cash. At October 16, 2001, the Public Offering Price per Unit was $14.421 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      1,887,813
Fractional Undivided Interest in the Trust per Unit                1/1,887,813
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $26,186,681
   Aggregate Value of Securities per Unit                              $13.871
   Income and Principal cash (overdraft) in the Portfolio            $(50,578)
   Income and Principal cash (overdraft) per Unit                      $(.027)
   Sales Charge 4.167% (4.0% of Public Offering Price,
     including income and principal cash)                                $.577
   Public Offering Price per Unit                                      $14.421
Redemption Price and Sponsor Repurchase Price per Unit
   ($.577 less than the Public Offering Price per Unit)                $13.844

Date Trust Established                                        October 15, 1999
Mandatory Termination Date                                    October 15, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 371,
Biotechnology Portfolio Series


We have audited the statement of assets and liabilities of FT 371, Biotechnology Portfolio Series (the "Trust"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the period from October 15, 1999 (Initial Date of Deposit) to July 31, 2000, were audited by other auditors whose report, dated November 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 371, Biotechnology Portfolio Series, at July 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
November 15, 2001

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 31, 2001


ASSETS

Securities, at market value (cost, $24,350,926)                   $28,904,366
Dividends receivable                                                    2,587
Cash                                                                   33,362
Receivable from investment transactions                                54,706
                                                                  -----------
TOTAL ASSETS                                                      $28,995,021
                                                                  ===========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $  7,845
Unit redemptions payable                                               24,124
                                                                  -----------
TOTAL LIABILITIES                                                      31,969
                                                                  -----------

Net assets, applicable to 2,056,673 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            24,350,926
   Net unrealized appreciation (depreciation)                       4,553,440
   Distributable funds (deficit)                                    1,487,903
   Less deferred sales charge                                      (1,359,798)
   Less organization costs                                            (69,419)
                                                                  -----------
                                                                   28,963,052
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $28,995,021
                                                                  ===========

Net asset value per unit                                              $14.082
                                                                  ===========


See notes to financial statements.

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001

  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     BIOTECH - 70%
                     -------
   12,862(3)         Affymetrix, Inc.                                 $321,036
   15,794            Amgen Inc.                                        990,442
    8,790            Biogen, Inc.                                      498,305
   67,017            Bio-Technology General Corp.                      659,447
   38,079            Celera Genomics Group - Applera (formerly,      1,166,360
                        PE Corporation - Celera Genomics)
   23,527            Chiron Corporation                              1,009,308
   23,355            Enzon, Inc.                                     1,500,559
   18,186(3)         Genentech, Inc.                                   769,268
   34,221(3)         Genzyme Corporation (General Division)          1,916,376
   34,050(3)         Human Genome Sciences, Inc.                     1,729,059
   40,996(4)         IDEC Pharmaceuticals Corporation                2,212,964
   44,138            Immunex Corporation                               680,608
   22,017            Invitrogen Corporation                          1,409,749
   17,874            MedImmune, Inc.                                   688,506
   31,876(3)         Millennium Pharmaceuticals, Inc.                  997,081
   40,782(3)         Protein Design Labs, Inc.                       2,271,557
   21,163(5)         Shire Pharmaceuticals Plc (ADR)                 1,061,113
   15,334            Transkaryotic Therapies, Inc.                     442,999

                     PHARMACEUTICALS - 30%
                     ---------------
   14,662            American Home Products Corporation                884,265
    9,407            Bristol-Myers Squibb Company                      556,330
   23,833(2)         GlaxoSmithKline Plc (ADR)                       1,376,594
                       (formerly, SmithKline Beecham Plc)
   14,290(3)         Johnson & Johnson                                 773,089
   10,155            Eli Lilly and Company                             805,088
    9,369            Merck & Co., Inc.                                 636,905
   18,422(1)         Novartis AG (ADR)                                 645,138
   45,192            Pfizer Inc.                                     1,862,814
    5,615            Roche Holdings AG (ADR)                           427,414
   15,131            Schering-Plough Corporation                       590,866
    1,993(1)         Syngenta AG (ADR)                                  21,126
                                                                   -----------

                     Total investments (total cost $24,350,926)    $28,904,366
                                                                   ===========

* Percentages are calculated based on total market value of investments.

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                  July 31, 2001






(1) In November 2000, Novartis AG ("Novartis"), one of the Trust's original holdings, spun off Syngenta AG ("Syngenta"). Each shareholder of Novartis received .1083 shares of Syngenta for each share of Novartis held.

(2) In December 2000, SmithKline Beecham Plc ("SmithKline"), one of the Trust's original holdings, was acquired by Glaxo Wellcome Plc ("Glaxo"). Each shareholder of SmithKline received 1.138 shares of Glaxo for each share of SmithKline held. Subsequently, the company changed its name to GlaxoSmithKline Plc.

(3)  The number of shares reflects the effect of a two for one stock split.

(4)  The number of shares reflects the effect of a three for one stock split.

(5) In May 2001, BioChem Pharma Inc. ("BioChem"), one of the Trust's original holdings, was acquired by Shire Pharmaceuticals Plc ("Shire"). Each shareholder of BioChem received 1.318 shares of Shire for each share of BioChem held.


See notes to financial statements.

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000


Dividend income (net of foreign taxes withheld
   of $8,831 in 2001)                               $147,126         $165,735

Expenses:
   Trustee and other service fees                    (35,508)         (26,356)
   Evaluator's fees                                   (9,303)          (6,618)
   Supervisory fees                                  (10,856)          (9,549)
   Administrative fees                                (4,653)          (3,461)
   Other expenses                                     (8,000)               -
                                                   --------------------------
   Total expenses                                    (68,320)         (45,984)
                                                   --------------------------
     Investment income (loss) - net                   78,806          119,751

Net gain (loss) on investments:
   Net realized gain (loss)                        4,059,926        3,850,826
   Change in net unrealized appreciation
     (depreciation)                               (8,825,159)      13,378,599
                                                   --------------------------
                                                  (4,765,233)      17,229,425
                                                   --------------------------

Net increase (decrease) in net assets
   resulting from operations                     $(4,686,427)     $17,349,176
                                                 ============================


See notes to financial statements.

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                     Year ended     Deposit) to
                                                      July 31,       July 31,
                                                        2001           2000

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                    $78,806         $119,751
   Net realized gain (loss) on investments         4,059,926        3,850,826
   Change in net unrealized appreciation
     (depreciation) on investments                (8,825,159)      13,378,599
                                                   --------------------------
                                                  (4,686,427)      17,349,176

Units issued (483 and 3,872,218 units in
   2001 and 2000, respectively)                        8,640       49,402,547
   Deferred sales charges                                  -       (1,354,549)
   Organization costs                                (27,668)         (41,414)
                                                   --------------------------
                                                     (19,028)      48,006,584

Unit redemptions (961,116 and 869,909 units
   in 2001 and 2000, respectively)               (15,535,587)     (16,115,954)

Distributions to unit holders:
   Investment income - net                           (80,793)         (97,803)
   Principal from investment transactions                  -                -
                                                   --------------------------
                                                     (80,793)         (97,803)
                                                   --------------------------
Total increase (decrease) in net assets          (20,321,835)      49,142,003

Net assets:
   Beginning of the period (representing 14,997
     units at the Initial Date of Deposit)        49,284,887          142,884
                                                  ---------------------------
   End of the period (including distributable
     funds (deficit) applicable to Trust units
     of $1,487,903 and $1,057,287 at July 31,
     2001 and 2000, respectively)                $28,963,052      $49,284,887
                                                 ============================

Trust units outstanding at the end of the period   2,056,673        3,017,306
                                                   ==========================


See notes to financial statements.

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 371, Biotechnology Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology and pharmaceutical companies.


2.   Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $69,419, were paid.

Reclassification -

Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at July 31, 2001 follows:

               Unrealized appreciation                          $7,313,474
               Unrealized depreciation                          (2,760,034)
                                                                ----------
                                                                $4,553,440
                                                                ==========


4.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                Period from
                                                              October 15, 1999
                                                              (Initial Date of
                                                  Year ended     Deposit) to
                                                   July 31,       July 31,
                                                     2001           2000

Dividend income                                     $.059            $.057
Expenses                                            (.027)           (.016)
                                                  ------------------------
     Investment income (loss) - net                  .032             .041

Distributions to unit holders:
   Investment income - net                          (.035)           (.032)
   Principal from investment transactions              -               -

Net gain (loss) on investments                     (2.249)           6.797
                                                  ------------------------
     Total increase (decrease) in net assets       (2.252)           6.806

Net assets:
   Beginning of the period                         16.334            9.528
                                                  ------------------------

   End of the period                              $14.082          $16.334
                                                  ========================

                                     FT 371
                         BIOTECHNOLOGY PORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5
                                 3,554,813 UNITS



PROSPECTUS
Part One
Dated November 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 371, Communications Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the communications industry. At October 16, 2001, each Unit represented a 1/3,554,813 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) including income and principal cash. At October 16, 2001, the Public Offering Price per Unit was $5.253 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      3,554,813
Fractional Undivided Interest in the Trust per Unit                1/3,554,813
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $17,880,649
   Aggregate Value of Securities per Unit                               $5.030
   Income and Principal cash (overdraft) in the Portfolio              $47,718
   Income and Principal cash (overdraft) per Unit                        $.013
   Sales Charge 4.167% (4.0% of Public Offering Price,
     including income and principal cash)                                $.210
   Public Offering Price per Unit                                       $5.253
Redemption Price and Sponsor Repurchase Price per Unit
   ($.210 less than the Public Offering Price per Unit)                 $5.043

Date Trust Established                                        October 15, 1999
Mandatory Termination Date                                    October 15, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 371,
Communications Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 371, Communications Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the period from October 15, 1999 (Initial Date of Deposit) to July 31, 2000, were audited by other auditors whose report, dated November 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 371, Communications Portfolio, Series 5, at July 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
November 15, 2001

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 31, 2001

ASSETS

Securities, at market value (cost, $47,630,580)                   $22,954,051
Dividends receivable                                                   48,924
Cash                                                                   40,006
Receivable from investment transactions                                53,088
                                                                  -----------
TOTAL ASSETS                                                      $23,096,069
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $14,167
Unit redemptions payable                                               60,917
                                                                  -----------
TOTAL LIABILITIES                                                      75,084
                                                                  -----------

Net assets, applicable to 3,828,126 outstanding units
   of fractional undivided interest:
   Cost of Trust assets                                            47,630,580
   Net unrealized appreciation (depreciation)                     (24,676,529)
   Distributable funds (deficit)                                    2,149,102
   Less deferred sales charge                                      (1,979,231)
   Less organization costs                                           (102,937)
                                                                  -----------
                                                                   23,020,985
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $23,096,069
                                                                  ===========

Net asset value per unit                                               $6.014
                                                                  ===========

See notes to financial statements.

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001

  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     COMMUNICATIONS SERVICES - 44%
                     -----------------------
   20,391            ALLTEL Corporation                             $1,257,105
   32,504(4)         AT&T Corp.                                        656,906
   10,467(4)         AT&T Wireless Services, Inc.                      195,628
   33,658            BellSouth Corporation                           1,369,881
   43,120            Cable & Wireless Plc (ADR)                        645,075
   34,030            Deutsche Telekom AG (ADR)                         738,791
   42,257            Qwest Communications International Inc.         1,098,682
   28,915            SBC Communications Inc.                         1,302,042
   31,892(1)         Telefonica S.A. (ADR)                           1,157,680
   23,191            Verizon Communications, Inc.                    1,255,794
   29,381(5)         WorldCom, Inc. - WorldCom Group                   411,334
    1,203(5)         WorldCom, Inc. - MCI Group                         15,976

                     DATA NETWORKING/COMMUNICATIONS EQUIPMENT - 35%
                     ----------------------------------------
  130,855            ADC Telecommunications, Inc.                      642,498
   98,943(2)         Applied Micro Circuits Corporation              1,695,883
    1,943(3)         Avaya Inc.                                         24,346
   24,522            Broadcom Corporation (Class A)                  1,069,895
   42,597            Cisco Systems, Inc.                               818,714
   30,557            Comverse Technology, Inc.                         864,152
   50,331(6)         ECI Telecom Limited                               237,562
   23,732(3)         Lucent Technologies Inc.                          159,004
   53,134(6)         Nortel Networks Corporation                       422,415
   34,124(6)         PMC-Sierra, Inc.                                1,034,298
   25,230            Tellabs, Inc.                                     415,538
   35,523            Vitesse Semiconductor Corporation                 699,804

                     WIRELESS COMMUNICATIONS - 21%
                     -----------------------
   48,523            Motorola, Inc.                                    906,895
   61,003            Nokia Oy (ADR)                                  1,330,475
   29,690            QUALCOMM Incorporated                           1,877,299
   30,180            Vodafone AirTouch Plc (ADR)                       650,379
                                                                   -----------

                     Total investments (total cost $47,630,580)    $22,954,051
                                                                   ===========

* Percentages are calculated based on total market value of investments.

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                  July 31, 2001


(1)  The number of shares reflects the effect of two 2% stock dividends.

(2)  The number of shares reflects the effect of a two for one stock split.

(3) In September 2000, Lucent Technologies Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(4) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("Wireless"). Each shareholder of AT&T received .3218 shares of Wireless for each share of AT&T held.

(5) In June 2001, WorldCom, Inc. ("WorldCom") spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(6) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000

Dividend income (net of foreign taxes withheld
   of $19,860 in 2001)                              $260,250         $233,104

Expenses:
   Trustee and other service fees                    (57,644)         (39,330)
   Evaluator's fees                                  (15,190)          (9,581)
   Supervisory fees                                  (17,573)         (13,597)
   Administrative fees                                (7,531)          (4,946)
   Other expenses                                    (10,000)               -
                                                -----------------------------
   Total expenses                                   (107,938)         (67,454)
                                                -----------------------------
     Investment income (loss) - net                  152,312          165,650

Net gain (loss) on investments:
   Net realized gain (loss)                       (2,292,994)         623,186
   Change in net unrealized appreciation
     (depreciation)                              (45,586,310)      20,909,781
                                                -----------------------------
                                                 (47,879,304)      21,532,967
                                                -----------------------------

Net increase (decrease) in net assets
   resulting from operations                    $(47,726,992)     $21,698,617
                                                =============================


See notes to financial statements.

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                   $152,312         $165,650
   Net realized gain (loss) on investments        (2,292,994)         623,186
   Change in net unrealized appreciation
     (depreciation) on investments               (45,586,310)      20,909,781
                                                 ----------------------------
                                                 (47,726,992)      21,698,617

Units issued (5,473 and 5,641,186 units in
     2001 and 2000, respectively)                     35,296       71,899,951
   Deferred sales charges                                  -       (1,973,977)
   Organization costs                                (35,186)         (67,413)
                                                 ----------------------------
                                                         110       69,858,561
Unit redemptions (1,280,970 and 552,574 units
   in 2001 and 2000, respectively)               (13,919,993)      (6,786,260)

Distributions to unit holders:
   Investment income - net                          (147,330)         (98,742)
   Principal from investment transactions                  -                -
                                                 ----------------------------
                                                    (147,330)         (98,742)
                                                 ----------------------------
Total increase (decrease) in net assets          (61,794,205)      84,672,176

Net assets:
   Beginning of the period (representing 15,011
     units at the Initial Date of Deposit)        84,815,190          143,014
                                                 ----------------------------

   End of the period (including distributable
     funds (deficit) applicable to Trust units of
     $2,149,102 and $1,471,313 at July 31, 2001
     and 2000, respectively)                     $23,020,985      $84,815,190
                                                 ============================

Trust units outstanding at the end of the period   3,828,126        5,103,623
                                                 ============================


See notes to financial statements.

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 371, Communications Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the communications industry.


2.   Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $102,937, were paid.

Reclassification -

Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at July 31, 2001 follows:


               Unrealized depreciation                        $(24,676,529)
               Unrealized appreciation                                   -
                                                              ------------
                                                              $(24,676,529)
                                                              ============


4.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                     Year ended     Deposit) to
                                                      July 31,       July 31,
                                                        2001           2000

Dividend income                                       $.058            $.052
Expenses                                              (.024)           (.015)
                                                     -----------------------
     Investment income (loss) - net                    .034             .037

Distributions to unit holders:
   Investment income - net                            (.034)           (.019)
   Principal from investment transactions                -               -

Net gain (loss) on investments                      (10.605)           7.074
                                                     -----------------------
     Total increase (decrease) in net assets        (10.605)           7.092

Net assets:
   Beginning of the period                           16.619            9.527
                                                     -----------------------

   End of the period                                 $6.014          $16.619
                                                     =======================

                                     FT 371
                       COMMUNICATIONS PORTFOLIO, SERIES 5

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 371
                             e-TAIL PORTFOLIO SERIES
                                 1,175,776 UNITS



PROSPECTUS
Part One
Dated November 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 371, e-Tail Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in electronic commerce. At October 16, 2001, each Unit represented a 1/1,175,776 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) including income and principal cash. At October 16, 2001, the Public Offering Price per Unit was $6.136 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 371
                             e-TAIL PORTFOLIO SERIES
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                      1,175,776
Fractional Undivided Interest in the Trust per Unit                1/1,175,776
   Aggregate Value of Securities in the Portfolio                   $6,969,274
   Aggregate Value of Securities per Unit                               $5.927
   Income and Principal cash (overdraft) in the Portfolio            $(43,247)
   Income and Principal cash (overdraft) per Unit                      $(.037)
   Sales Charge 4.167% (4.0% of Public Offering Price,
     including income and principal cash)                                $.246
   Public Offering Price per Unit                                       $6.136
Redemption Price and Sponsor Repurchase Price per Unit
   ($.246 less than the Public Offering Price per Unit)                 $5.890

Date Trust Established                                        October 15, 1999
Mandatory Termination Date                                    October 15, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 371,
e-Tail Portfolio Series


We have audited the statement of assets and liabilities of FT 371, e-Tail Portfolio Series (the "Trust"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the period from October 15, 1999 (Initial Date of Deposit) to July 31, 2000, were audited by other auditors whose report, dated November 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 371, e-Tail Portfolio Series, at July 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
November 15, 2001

                                     FT 371
                             e-TAIL PORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 31, 2001



ASSETS

Securities, at market value (cost, $13,825,675)                    $9,286,694
Dividends receivable                                                    1,039
Receivable from investment transactions                                28,819
                                                                   ----------
TOTAL ASSETS                                                       $9,316,552
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $ 4,742
Cash overdraft                                                         50,240
Unit redemptions payable                                               13,736
                                                                   ----------
TOTAL LIABILITIES                                                      68,718
                                                                   ----------

Net assets, applicable to 1,247,656 outstanding
     units of fractional undivided interest:
   Cost of Trust assets                                            13,825,675
   Net unrealized appreciation (depreciation)                      (4,538,981)
   Distributable funds (deficit)                                      828,096
   Less deferred sales charge                                        (815,627)
   Less organization costs                                            (51,329)
                                                                   ----------
                                                                    9,247,834
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                   $9,316,552
                                                                   ==========

Net asset value per unit                                               $7.412
                                                                   ==========


See notes to financial statements.

                                     FT 371
                             e-TAIL PORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001

  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     ACCESS PROVIDERS & Portals - 14%
                     --------------------------
    8,841(3)         AT&T Corp.                                       $178,677
    2,857(3)         AT&T Wireless Services, Inc.                       53,397
    7,112            AOL Time Warner, Inc.                             323,240
                       (formerly, America Online, Inc.)
   15,663            EarthLink, Inc.                                   256,403
   11,786            Qwest Communications International Inc.           306,436
    4,648            Yahoo! Inc.                                        81,898
    8,137(4)         WorldCom, Inc. - WorldCom Group                   113,918
      333(4)         WorldCom, Inc. - MCI Group                          4,422

                     E-TAILERS -33%
                     ---------
    5,039            Amazon.com, Inc.                                   62,937
   16,403            CDW Computer Centers, Inc.                        704,837
    9,173            Dell Computer Corporation                         247,029
    5,684            eBay Inc.                                         355,648
   11,748            The Gap, Inc.                                     320,838
    7,300            Gateway Inc.                                       76,577
   18,938            Intimate Brands, Inc.                             305,849
    5,559            Lands' End, Inc.                                  227,474
   20,303            The Charles Schwab Corporation                    304,342
    7,778            Wal-Mart Stores, Inc.                             434,790

                     FINANCIAL/TRANSACTIONAL SERVICES - 23%
                     --------------------------------
    8,465            American Express Company                          341,393
   10,209            Capital One Financial Corporation                 656,132
    9,321            First Data Corporation                            646,132
    9,491(1)         Providian Financial Corporation                   468,571

                     INTERNET INFRASTRUCTURE - 30%
                     -----------------------
    1,881            Agilent Technologies, Inc.                         53,816
   22,615            BroadVision, Inc.                                  77,343
   11,762            Cisco Systems, Inc.                               226,066
   11,664(2)         EMC Corporation                                   230,014
   25,202            Exodus Communications, Inc.                        29,486
    9,636(1)         Hewlett-Packard Company                           237,624
   10,877            Intel Corporation                                 324,243
    3,898            International Business Machines Corporation       410,109
      433(2)         McData Corporation                                  7,859
    4,447            Microsoft Corporation                             294,347
   35,118(1)         Oracle Corporation                                634,934
   17,797(1)         Sun Microsystems, Inc.                            289,913
                                                                    ----------

                     Total investments (total cost $13,825,675)     $9,286,694
                                                                    ==========

* Percentages are calculated based on total market value of investments.

                                     FT 371
                             e-TAIL PORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                  July 31, 2001





(1)  The number of shares reflects the effect of a two for one stock split.

(2) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McData Corporation ("McData"). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(3) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(4) In June 2001, WorldCom, Inc. ("WorldCom"), spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.



See notes to financial statements.

                                     FT 371
                             e-TAIL PORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000


Dividend income                                      $30,051          $37,334

Expenses:
   Trustee and other service fees                    (20,668)         (17,533)
   Evaluator's fees                                   (5,673)          (4,035)
   Supervisory fees                                   (6,506)          (6,064)
   Administrative fees                                (2,788)          (2,076)
   Other expenses                                     (4,040)               -
                                                 ----------------------------
   Total expenses                                    (39,675)         (29,708)
                                                 ----------------------------
     Investment income (loss) - net                   (9,624)           7,626

Net gain (loss) on investments:
   Net realized gain (loss)                         (606,032)       1,266,798
   Change in net unrealized appreciation
     (depreciation)                               (8,604,722)       4,065,741
                                                 ----------------------------
                                                  (9,210,754)       5,332,539
                                                 ----------------------------

Net increase (decrease) in net assets
   resulting from operations                     $(9,220,378)      $5,340,165
                                                 ============================


See notes to financial statements.

                                     FT 371
                             e-TAIL PORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                     Year ended     Deposit) to
                                                      July 31,       July 31,
                                                        2001           2000

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                    $(9,624)          $7,626
   Net realized gain (loss) on investments          (606,032)       1,266,798
   Change in net unrealized appreciation
     (depreciation) on investments                (8,604,722)       4,065,741
                                                  ---------------------------
                                                  (9,220,378)       5,340,165

Units issued (2,315,347 units in 2000)                     -       26,654,512
   Deferred sales charges                                  -         (810,371)
   Organization costs                                (14,971)         (36,020)
                                                  ---------------------------
                                                     (14,971)      25,808,121

Unit redemptions (611,233 and 471,475 units
   in 2001 and 2000, respectively)                (6,117,686)      (6,690,492)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions                  -                -
                                                  ---------------------------
                                                           -                -
                                                  ---------------------------
Total increase (decrease) in net assets          (15,353,035)      24,457,794

Net assets:
   Beginning of the period (representing
     15,017 units at the Initial Date of
     Deposit)                                      24,600,869         143,075
                                                  ---------------------------
   End of the period (including distributable
     funds (deficit) applicable to Trust units
     of $828,096 and $581,851 at July 31, 2001
     and 2000, respectively)                       $9,247,834     $24,600,869
                                                   ==========================

Trust units outstanding at the end of the period    1,247,656       1,858,889
                                                   ==========================

See notes to financial statements.

                                     FT 371
                             e-TAIL PORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 371, e-Tail Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in electronic commerce.


2.   Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $51,329, were paid.

Reclassification -

Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at July 31, 2001 follows:


               Unrealized depreciation                         $(5,313,356)
               Unrealized appreciation                             774,375
                                                               -----------
                                                               $(4,538,981)
                                                               ===========


4.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                  Period from
                                                               October 15, 1999
                                                               (Initial Date of
                                                   Year ended     Deposit) to
                                                    July 31,       July 31,
                                                      2001           2000

Dividend income                                      $.020            $.019
Expenses                                             (.026)           (.015)
                                                    -----------------------
     Investment income (loss) - net                  (.006)            .004

Distributions to unit holders:
   Investment income - net                              -               -
   Principal from investment transactions               -               -

Net gain (loss) on investments                      (5.816)           3.702
                                                    -----------------------
     Total increase (decrease) in net assets        (5.822)           3.706

Net assets:
   Beginning of the period                          13.234            9.528
                                                    -----------------------

   End of the period                                $7.412          $13.234
                                                    =======================

                                     FT 371
                             e-TAIL PORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8
                                 3,684,314 UNITS



PROSPECTUS
Part One
Dated November 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 371, Internet Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which provide products or services for, or conduct business on, the internet. At October 16, 2001, each Unit represented a 1/3,684,314 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) including income and principal cash. At October 16, 2001, the Public Offering Price per Unit was $5.550 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      3,684,314
Fractional Undivided Interest in the Trust per Unit                1/3,684,314
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $19,709,237
   Aggregate Value of Securities per Unit                               $5.349
   Income and Principal cash (overdraft) in the Portfolio            $(77,827)
   Income and Principal cash (overdraft) per Unit                      $(.021)
   Sales Charge 4.167% (4.0% of Public Offering Price,
     including income and principal cash)                                $.222
   Public Offering Price per Unit                                       $5.550
Redemption Price and Sponsor Repurchase Price per Unit
   ($.222 less than the Public Offering Price per Unit)                 $5.328

Date Trust Established                                        October 15, 1999
Mandatory Termination Date                                    October 15, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 371,
Internet Portfolio, Series 8


We have audited the statement of assets and liabilities of FT 371, Internet Portfolio, Series 8 (the "Trust"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the period from October 15, 1999 (Initial Date of Deposit) to July 31, 2000, were audited by other auditors whose report, dated November 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 371, Internet Portfolio, Series 8, at July 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
November 15, 2001

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 31, 2001


ASSETS

Securities, at market value (cost, $49,740,002)                   $26,497,691
Dividends receivable                                                    1,072
Receivable from investment transactions                                80,743
                                                                  -----------
TOTAL ASSETS                                                      $26,579,506
                                                                  ===========

LIABILITIES AND NET ASSETS

Cash overdraft                                                       $ 35,838
Accrued liabilities                                                    12,701
Unit redemptions payable                                               72,966
                                                                  -----------
TOTAL LIABILITIES                                                     121,505
                                                                  -----------

Net assets, applicable to 3,913,530 outstanding
     units of fractional undivided interest:
   Cost of Trust assets                                            49,740,002
   Net unrealized appreciation (depreciation)                     (23,242,311)
   Distributable funds (deficit)                                    2,243,784
   Less deferred sales charge                                      (2,167,871)
   Less organization costs                                           (115,603)
                                                                  -----------
                                                                   26,458,001
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $26,579,506
                                                                  ===========

Net asset value per unit                                               $6.761
                                                                  ===========


See notes to financial statements.

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001


  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     ACCESS/INFORMATION PROVIDERS - 15%
                     ----------------------------
   27,866(1)         AT&T Corporation                                 $563,172
    8,979(1)         AT&T Wireless Service                             167,818
   22,561            AOL Time Warner Inc.                            1,025,397
                       (formerly, America Online, Inc.)
   48,371            EarthLink, Inc.                                   791,833
   36,169            Qwest Communications International Inc.           940,394
   25,766(5)         WorldCom, Inc. - WorldCom Group                   360,724
    1,027(5)         WorldCom, Inc. - MCI Group                         13,639

                     DATA NETWORKING/COMMUNICATIONS EQUIPMENT - 15%
                     ----------------------------------------
    1,682(2)         Avaya Inc.                                         21,075
   21,010            Broadcom Corporation (Class A)                    916,666
   36,741            Cisco Systems, Inc.                               706,162
   20,224(2)         Lucent Technologies Inc.                          135,501
   45,962(7)         Nortel Networks Corporation                       365,398
   30,580(7)         PMC-Sierra, Inc.                                  926,880
   21,448            Tellabs, Inc.                                     353,249
   31,085            Vitesse Semiconductor Corporation                 612,374

                     COMPUTERS & Peripherals - 22%
                     -----------------------
    5,845            Agilent Technologies, Inc.                        167,225
   28,454            Dell Computer Corporation                         766,266
   36,092(3)         EMC Corporation                                   711,734
   22,780            Gateway Inc.                                      238,962
   30,552(4)         Hewlett-Packard Company                           753,412
   34,712            Intel Corporation                               1,034,765
   11,801            International Business Machines Corporation     1,241,583
    1,335(3)         McData Corporation                                 24,230
   55,325(4)         Sun Microsystems, Inc.                            901,244


* Percentages are calculated based on total market value of investments.

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8

                       SCHEDULE OF INVESTMENTS (continued)

                                  July 31, 2001


  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities*                Value

                     INTERNET CONTENT - 9%
                     ----------------
   25,085            CMGI Inc.                                         $50,672
   43,868            TMP Worldwide Inc.                              2,195,155
   14,593            Yahoo! Inc.                                       257,129

                     ONLINE BROKERAGE - 6%
                     ----------------
   53,727            Knight/Trimark Group, Inc. (Class A)              584,550
   64,306            The Charles Schwab Corporation                    963,947

                     SOFTWARE - 33%
                     --------
   69,937            BroadVision, Inc.                                 239,185
   87,589(6)(7)      Check Point Software Technologies Ltd.          3,874,937
   78,276(7)         Exodus Communications, Inc.                        91,583
   47,844            Intuit Inc.                                     1,644,877
   13,644            Microsoft Corporation                             903,096
  108,012(4)         Oracle Corporation                              1,952,857
                                                                   -----------

                     Total investments (total cost $49,740,002)    $26,497,691
                                                                   ===========



* Percentages are calculated based on total market value of investments.

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8

                       SCHEDULE OF INVESTMENTS (continued)

                                  July 31, 2001


(1) In July 2001, AT&T Corporation ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(2)   In September  2000,  Lucent  Technologies  Inc.  ("Lucent"),  one  of the
      Trust's  original  holdings,   spun  off  Avaya  Inc.  ("Avaya").   Each
      shareholder of Lucent received one share of Avaya for each twelve shares of Lucent held.

(3) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McData Corporation ("McData"). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(4)   The number of shares reflects the effect of a two for one stock split.

(5) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(6)   The number of shares reflects the effect of a three for two stock split.

(7) This Security represents the common stock of a foreign company which trades directly on a United States national securities exchange.


See notes to financial statements.

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                     Year ended     Deposit) to
                                                      July 31,       July 31,
                                                       2001           2000


Dividend income (net of foreign taxes withheld
   of $608 in 2001)                                  $43,926          $55,402

Expenses:
   Trustee and other service fees                    (57,789)         (46,379)
   Evaluator's fees                                  (15,938)         (10,793)
   Supervisory fees                                  (18,607)         (15,808)
   Administrative fees                                (7,975)          (6,305)
   Other expenses                                    (10,000)               -
                                                 ----------------------------
   Total expenses                                   (110,309)         (79,285)
                                                 ----------------------------
     Investment income (loss) - net                  (66,383)         (23,883)

Net gain (loss) on investments:
   Net realized gain (loss)                         (839,133)       5,449,156
   Change in net unrealized appreciation
     (depreciation)                              (49,823,831)      26,581,520
                                                -----------------------------
                                                 (50,662,964)      32,030,676
                                                -----------------------------

Net increase (decrease) in net assets
   resulting from operations                    $(50,729,347)     $32,006,793
                                                =============================



See notes to financial statements.

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                     Year ended     Deposit) to
                                                      July 31,       July 31,
                                                        2001           2000

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                   $(66,383)        $(23,883)
   Net realized gain (loss) on investments          (839,133)       5,449,156
   Change in net unrealized appreciation
     (depreciation) on investments               (49,823,831)      26,581,520
                                                 ----------------------------
                                                 (50,729,347)      32,006,793

Units issued (6,178,895 units in 2000)                     -       79,924,034
   Deferred sales charges                                  -       (2,162,613)
   Organization costs                                (39,575)         (75,690)
                                                   --------------------------
                                                     (39,575)      77,685,731
Unit redemptions (1,379,561 and 900,827
     units in 2001 and 2000, respectively)       (16,492,267)     (16,116,468)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions                  -                -
                                                 ----------------------------
                                                           -                -
                                                 ----------------------------
Total increase (decrease) in net assets          (67,261,189)      93,576,056

Net assets:
   Beginning of the period (representing
     15,023 units at the Initial Date of
     Deposit)                                     93,719,190          143,134
                                                  ---------------------------
   End of the period (including distributable
     funds (deficit) applicable to Trust units
     of $2,243,784 and $1,644,024 at July 31,
     2001 and 2000, respectively)                $26,458,001      $93,719,190
                                                 ============================

Trust units outstanding at the end of the period   3,913,530        5,293,091


See notes to financial statements.

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8

                          NOTES TO FINANCIAL STATEMENTS




1.   Organization

FT 371, Internet Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which provide products or services for, or conduct business on, the internet.


2.   Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $115,603, were paid.

Reclassification -

Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at July 31, 2001 follows:


               Unrealized depreciation                        $(25,286,452)
               Unrealized appreciation                           2,044,141
                                                              ------------
                                                              $(23,242,311)
                                                              ============


4.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                  Period from
                                                               October 15, 1999
                                                               (Initial Date of
                                                   Year ended     Deposit) to
                                                    July 31,       July 31,
                                                      2001           2000

Dividend income                                     $.010            $.011
Expenses                                            (.024)           (.016)
                                                   -----------------------
     Investment income (loss) - net                 (.014)           (.005)

Distributions to unit holders:
   Investment income - net                          -                  -
   Principal from investment transactions           -                  -

Net gain (loss) on investments                    (10.931)           8.183
                                                   -----------------------
     Total increase (decrease) in net assets      (10.945)           8.178

Net assets:
   Beginning of the period                         17.706            9.528
                                                   -----------------------

   End of the period                               $6.761          $17.706
                                                   =======================

                                     FT 371
                          INTERNET PORTFOLIO, SERIES 8

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 371
                       MARKET LEADERS PORTFOLIO, SERIES 4
                                  462,533 UNITS



PROSPECTUS
Part One
Dated November 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 371, Market Leaders Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be leaders in their industry. At October 16, 2001, each Unit represented a 1/462,533 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) including income and principal cash. At October 16, 2001, the Public Offering Price per Unit was $9.787 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 371
                       MARKET LEADERS PORTFOLIO, SERIES 4
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                        462,533
Fractional Undivided Interest in the Trust per Unit                  1/462,533
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $4,359,375
   Aggregate Value of Securities per Unit                               $9.425
   Income and Principal cash (overdraft) in the Portfolio            $(13,572)
   Income and Principal cash (overdraft) per Unit                      $(.029)
   Sales Charge 4.167% (4.0% of Public Offering Price,
     including income and principal cash)                                $.391
   Public Offering Price per Unit                                       $9.787
Redemption Price and Sponsor Repurchase Price per Unit
   ($.391 less than the Public Offering Price per Unit)                 $9.396

Date Trust Established                                        October 15, 1999
Mandatory Termination Date                                    October 15, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 371,
Market Leaders Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 371, Market Leaders Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the period from October 15, 1999 (Initial Date of Deposit) to July 31, 2000, were audited by other auditors whose report, dated November 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 371, Market Leaders Portfolio, Series 4, at July 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
November 15, 2001

                                     FT 371
                       MARKET LEADERS PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 31, 2001


ASSETS

Securities, at market value (cost, $5,023,158)                     $5,019,606
Dividends receivable                                                    5,259
                                                                   ----------
TOTAL ASSETS                                                       $5,024,865
                                                                   ==========

LIABILITIES AND NET ASSETS

Cash overdraft                                                        $ 3,025
Accrued liabilities                                                    10,039
Unit redemptions payable                                                  161
Liability for organization costs                                        5,191
                                                                   ----------
TOTAL LIABILITIES                                                      18,416
                                                                   ----------

Net assets, applicable to 493,200 outstanding units of
     fractional undivided interest:
   Cost of Trust assets                                             5,023,158
   Net unrealized appreciation (depreciation)                          (3,552)
   Distributable funds (deficit)                                      253,108
   Less deferred sales charge                                        (253,091)
   Less organization costs                                            (13,174)
                                                                   ----------
                                                                    5,006,449
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                   $5,024,865
                                                                   ==========

Net asset value per unit                                              $10.151
                                                                   ==========


See notes to financial statements.

                                     FT 371
                       MARKET LEADERS PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001


  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities                 Value


   12,756            American Express Company                         $514,449
      321            Berkshire Hathaway Inc. (Class B)                 737,016
   11,811            The Coca-Cola Company                             526,771
   24,074            The Walt Disney Company                           634,350
   11,859            Freddie Mac                                       811,630
   15,975            The Gillette Company                              445,223
    1,154            The Washington Post Company (Class B)             674,513
   14,669            Wells Fargo Company                               675,654
                                                                    ----------

                     Total investments (total cost $5,023,158)      $5,019,606
                                                                    ==========


See notes to financial statements.

                                     FT 371
                       MARKET LEADERS PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS


                                                                  Period from
                                                               October 15, 1999
                                                               (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000

Dividend income                                      $70,135          $52,623

Expenses:
   Trustee and other service fees                    (13,359)          (4,845)
   Evaluator's fees                                   (2,002)            (966)
   Supervisory fees                                   (2,331)          (1,347)
   Administrative fees                                  (998)            (517)
   Other expenses                                     (5,391)               -
                                                    -------------------------
   Total expenses                                    (24,081)          (7,675)
                                                    -------------------------
     Investment income (loss) - net                   46,054           44,948

Net gain (loss) on investments:
   Net realized gain (loss)                          141,053           28,018
   Change in net unrealized appreciation
     (depreciation)                                  (57,353)          53,801
                                                    -------------------------
                                                      83,700           81,819
                                                    -------------------------

Net increase (decrease) in net assets
   resulting from operations                        $129,754         $126,767
                                                    =========================


See notes to financial statements.

                                     FT 371
                       MARKET LEADERS PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                    $46,054          $44,948
   Net realized gain (loss) on investments           141,053           28,018
   Change in net unrealized appreciation
     (depreciation) on investments                   (57,353)          53,801
                                                  ---------------------------
                                                     129,754          126,767

Units issued (1,890 and 731,473 units in 2001 and
   2000, respectively)                                22,125        7,674,386
   Deferred sales charges                                  -         (247,818)
   Organization costs                                 (6,974)          (5,861)
                                                  ---------------------------
                                                      15,151        7,420,707

Unit redemptions (255,219 and 9 units in 2001
   and 2000, respectively)                        (2,742,835)             (92)

Distributions to unit holders:
   Investment income - net                           (55,193)         (31,340)
   Principal from investment transactions                  -                -
                                                  ---------------------------
                                                     (55,193)         (31,340)
                                                  ---------------------------
Total increase (decrease) in net assets           (2,653,123)       7,516,042

Net assets:
   Beginning of the period (representing 15,065
     units at the Initial Date of Deposit)         7,659,572          143,530
                                                  ---------------------------
   End of the period (including distributable
     funds (deficit) applicable to Trust units of
     $253,108 and $201,966 at July 31, 2001 and
     2000, respectively)                          $5,006,449       $7,659,572
                                                  ===========================

Trust units outstanding at the end of the period     493,200          746,529
                                                  ===========================


See notes to financial statements.

                                     FT 371
                       MARKET LEADERS PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.   Organization

FT 371, Market Leaders Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies considered to be leaders in their industry.


2.   Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaled $13,174, of which, $7,983 has been paid.

Reclassification -

Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at July 31, 2001 follows:

               Unrealized depreciation                           $(557,842)
               Unrealized appreciation                             554,290
                                                                 ---------
                                                                   $(3,552)
                                                                 =========


4.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                  Period from
                                                               October 15, 1999
                                                               (Initial Date of
                                                   Year ended     Deposit) to
                                                    July 31,       July 31,
                                                      2001           2000

Dividend income                                     $.115            $.117
Expenses                                            (.040)           (.017)
                                                  ------------------------
     Investment income (loss) - net                  .075             .100

Distributions to unit holders:
   Investment income - net                          (.093)           (.061)
   Principal from investment transactions              -               -

Net gain (loss) on investments                      (.091)            .694
                                                  ------------------------
     Total increase (decrease) in net assets        (.109)            .733

Net assets:
   Beginning of the period                         10.260            9.527
                                                  ------------------------

   End of the period                              $10.151          $10.260
                                                  ========================

                                     FT 371
                       MARKET LEADERS PORTFOLIO, SERIES 4

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4
                                  269,041 UNITS



PROSPECTUS
Part One
Dated November 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 371, Retail Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of retail companies. At October 16, 2001, each Unit represented a 1/269,041 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) including income and principal cash. At October 16, 2001, the Public Offering Price per Unit was $10.128 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                        269,041
Fractional Undivided Interest in the Trust per Unit                  1/269,041
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $2,619,167
   Aggregate Value of Securities per Unit                               $9.735
   Income and Principal cash (overdraft) in the Portfolio             $(3,142)
   Income and Principal cash (overdraft) per Unit                      $(.012)
   Sales Charge 4.167% (4.0% of Public Offering Price,
     including income and principal cash)                                $.405
   Public Offering Price per Unit                                      $10.128
Redemption Price and Sponsor Repurchase Price per Unit
   ($.405 less than the Public Offering Price per Unit)                 $9.723

Date Trust Established                                        October 15, 1999
Mandatory Termination Date                                    October 15, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 371,
Retail Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 371, Retail Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the period from October 15, 1999 (Initial Date of Deposit) to July 31, 2000, were audited by other auditors whose report, dated November 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 371, Retail Portfolio, Series 4, at July 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
November 15, 2001

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 31, 2001


ASSETS

Securities, at market value (cost, $2,919,763)                     $3,259,167
Cash                                                                   36,084
Dividend receivable                                                       112
Receivable from investment transactions                                30,039
                                                                   ----------
TOTAL ASSETS                                                       $3,325,402
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $ 7,814
Unit redemptions payable                                               43,412
Liability for organization costs                                        2,178
                                                                   ----------
TOTAL LIABILITIES                                                      53,404
                                                                   ----------

Net assets, applicable to 292,846 outstanding
     units of fractional undivided interest:
   Cost of Trust assets                                             2,919,763
   Net unrealized appreciation (depreciation)                         339,404
   Distributable funds (deficit)                                      223,971
   Less deferred sales charge                                        (199,871)
   Less organization costs                                            (11,269)
                                                                   ----------
                                                                    3,271,998
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                   $3,325,402
                                                                   ==========

Net asset value per unit                                              $11.173
                                                                   ==========


See notes to financial statements.

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001



  Number of                                                             Market
   Shares            Name of Issuer of Equity Securities                 Value

    5,706            Abercrombie & Fitch Co. (Class A)                $221,507
    4,847            BJ's Wholesale Club, Inc.                         271,432
    8,775(1)         Bed Bath & Beyond Inc.                            282,818
    5,881            CDW Computer Centers, Inc.                        252,706
    3,105            Circuit City Stores - Circuit City Group           58,219
    3,605            Costco Wholesale Corporation                      155,195
    6,077            Dollar General Corporation                        119,292
    5,678            Dollar Tree Stores, Inc.                          147,798
    4,210            The Gap, Inc.                                     114,975
    5,253            Tommy Hilfiger Corporation                         74,908
    3,024            The Home Depot, Inc.                              152,319
    6,515            Intimate Brands, Inc.                             105,217
    6,527            The Kroger Co.                                    172,052
    5,598(1)         Lowe's Companies, Inc.                            213,732
    3,838            The May Department Stores Company                 127,422
    4,003            Safeway Inc.                                      176,772
    6,366            Staples, Inc.                                      95,426
    4,323            Target Corporation                                167,300
    5,921            Walgreen Co.                                      199,538
    2,693            Wal-Mart Stores, Inc.                             150,539
                                                                    ----------

                     Total investments (total costs $2,919,763)     $3,259,167
                                                                    ==========

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                  July 31, 2001




(1) The number of shares reflects the effect of a two for one stock split.







See notes to financial statements.

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS

                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000


Dividend income                                      $16,118          $13,119

Expenses:
   Trustee and other service fees                    (10,326)          (3,771)
   Evaluator's fees                                   (1,610)            (817)
   Supervisory fees                                   (1,933)          (1,201)
   Administrative fees                                  (829)            (436)
   Other expenses                                     (4,393)               -
   Tax reporting fee                                  (1,000)               -
                                                    -------------------------
   Total expenses                                    (20,091)          (6,225)
                                                    -------------------------
     Investment income (loss) - net                   (3,973)           6,894

Net gain (loss) on investments:
   Net realized gain (loss)                           41,768          (10,585)
   Change in net unrealized appreciation
     (depreciation)                                  667,812         (328,408)
                                                    -------------------------
                                                     709,580         (338,993)
                                                    -------------------------

Net increase (decrease) in net assets
   resulting from operations                        $705,607        $(332,099)
                                                    =========================


See notes to financial statements.

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                    $(3,973)          $6,894
   Net realized gain (loss) on investments            41,768          (10,585)
   Change in net unrealized appreciation
     (depreciation) on investments                   667,812         (328,408)
                                                   --------------------------
                                                     705,607         (332,099)

Units issued (409 and 604,188 units in 2001
   and 2000, respectively)                             3,882        6,299,919
   Deferred sales charges                                  -         (194,612)
   Organization costs                                 (4,669)          (6,262)
                                                   --------------------------
                                                        (787)       6,099,045
Unit redemptions (317,421 and 9,355 units in
   2001 and 2000, respectively)                   (3,244,541)         (92,412)

Distributions to unit holders:
   Investment income - net                            (5,970)               -
   Principal from investment transactions                  -                -
                                                   --------------------------
                                                      (5,970)               -
                                                   --------------------------
Total increase (decrease) in net assets           (2,545,691)       5,674,534

Net assets:
   Beginning of the period (representing 15,025
     units at the Initial Date of Deposit)         5,817,689          143,155
                                                   --------------------------
   End of the period (including distributable
     funds (deficit) applicable to Trust units
     of $223,971 and $131,880 at July 31, 2001
     and 2000, respectively)                      $3,271,998        $5,817,689
                                                  ============================

Trust units outstanding at the end of the period     292,846           609,858
                                                     =========================


See notes to financial statements.

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 371, Retail Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of retail companies.


2.   Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Organization costs -

The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $11,269, of which, $9,091 has been paid.

Reclassification -

Certain expenses in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at July 31, 2001 follows:


               Unrealized appreciation                            $588,533
               Unrealized depreciation                            (249,129)
                                                                  --------
                                                                  $339,404
                                                                  ========


4.   Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                   Period from
                                                                October 15, 1999
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     July 31,       July 31,
                                                       2001           2000

Dividend income                                     $.035            $.032
Expenses                                            (.044)           (.015)
                                                  ------------------------
     Investment income (loss) - net                 (.009)            .017

Distributions to unit holders:
   Investment income - net                          (.012)             -
   Principal from investment transactions              -               -

Net gain (loss) on investments                      1.655            (.006)
                                                  ------------------------
     Total increase (decrease) in net assets        1.634             .011

Net assets:
   Beginning of the period                          9.539            9.528
                                                  ------------------------

   End of the period                              $11.173           $9.539
                                                  ========================

                                     FT 371
                           RETAIL PORTFOLIO, SERIES 4

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated November 30, 2001                                          AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

Page 1


                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        10
Rights of Unit Holders                                  10
Income and Capital Distributions                        10
Redeeming Your Units                                    11
Removing Securities from a Trust                        12
Amending or Terminating the Indenture                   13
Information on the Sponsor, Trustee and Evaluator       13
Other Information                                       14

Page 2


                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $2 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

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Because the Treasury Obligations pay no interest until their maturity,
Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards;

expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities;
inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. The application of the rules described above in the case of pass-through entities such as the REITs and RICs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs and RICs may designate their capital gains dividends as either a 20% rate gain distribution or an unrecaptured section 1250 gain distribution, depending on the nature of the gain received by the pass-through entity.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will generally not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.
We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

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Page 15


                             FIRST TRUST (R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
              Commission's Internet site at http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                           October 31, 2001

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16




              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 30, 2001                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies considered to be leaders in their industries.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Consumer Products Industry. Because more than 25% of each Trust is invested in consumer products companies, each Trust is considered to be concentrated in the consumer products industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include cyclicality of revenues and earnings, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Consumer Products                                           1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Consumer Products. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in an investment in the consumer products industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products

Page 1

companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Page 2


                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 30, 2001                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in companies involved in drug development and production, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotech and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the initial sales charge described in this section on the purchase of Units. We reserve the right to limit or deny purchases of Units not subject to the initial sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          JPMorgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

              The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market.

Page 1

Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in a Trust.

Page 2



                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 30 , 2001                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of communications companies, diversified across domestic and international companies involved in communications services, data networking/communications equipment and wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in communications companies, each Trust is considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Communications companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Rapid deregulation, both in the United States and internationally, allows companies to develop products and services for a larger market, but also exposes them to fierce global competition.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the initial sales charge described in this section on the purchase of Units. We reserve the right to limit or deny purchases of Units not subject to the initial sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                  Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                           JPMorgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Communications                                              1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore,

Page 1

there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2



                         e-Tail Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 30, 2001                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of retailers that market their goods and services on the Internet and the technology companies that create the tools to make it possible.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Retail Industry. Because more than 25% of each Trust is invested in retail companies, these Trusts are considered to be concentrated in the retail industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology Industry. The Trusts are also considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                         e-Tail Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                         e-Tail Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentration
   Electronic Commerce                                         2
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Electronic Commerce. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The Trusts consist of common stocks of retailers that market their goods and services on the Internet and technology companies that create the tools to make it possible. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

See "Technology" below, for additional information concerning the risks of companies engaged in the technology industry.

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 30, 2001                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide products or services for, or conduct business on, the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the initial sales charge described in this section on the purchase of Units. We reserve the right to limit or deny purchases of Units not subject to the initial sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          JPMorgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for

Page 1

Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Page 2



                   Market Leaders Growth Trust Series
                     Market Leaders Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 30, 2001                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies that are widely regarded as front-runners in their respective industries.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Market Leaders. Because more than 25% of each Trust is invested in Berkshire Hathaway, Inc. common stock and the common stock of certain companies in which Berkshire Hathaway, Inc. owns an equity interest, these Trusts are considered to be concentrated in Berkshire Hathaway, Inc. A portfolio concentrated in a single industry or company may present more risks than a portfolio which is broadly diversified over several industries or companies. This lack of diversification increases risks to investors. Berkshire Hathaway, Inc. and the other issuers of Securities included in the Trusts have in no way participated in the creation of these Trusts.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Market Leaders Growth Trust Series
                     Market Leaders Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                               Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Market Leaders Growth Trust Series
                     Market Leaders Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Market Leaders                                              1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Market Leaders. The Market Leaders Trusts are concentrated in Berkshire Hathaway, Inc. common stock and the common stock of certain companies in which Berkshire Hathaway, Inc. owns an equity interest. This lack of diversification increases risks to investors. Berkshire Hathaway, Inc. and the other issuers of Securities included in the Trusts have in no way participated in the creation of these Trusts.

Page 1



                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                         Retail Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 30, 2001                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                                Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of retail companies.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                            Risk Factors

Retail Industry. Because more than 25% of each Trust is invested in retail companies, each Trust is considered to be concentrated in the retail industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

                           Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                       Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                          Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                         Retail Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                           JPMorgan Chase Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                         Retail Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Retail                                                      1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Retail. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration

Page 1

in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Page 2




              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors



                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 371 AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6, BIOTECHNOLOGY PORTFOLIO SERIES, COMMUNICATIONS PORTFOLIO, SERIES 5, E-TAIL PORTFOLIO SERIES, INTERNET PORTFOLIO, SERIES 8, MARKET LEADERS PORTFOLIO, SERIES 4, RETAIL PORTFOLIO, SERIES 4, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 30, 2001

                     FT 371
                       AMERICA'S LEADING BRANDS PORTFOLIO, SERIES 6
                       BIOTECHNOLOGY PORTFOLIO SERIES
                       COMMUNICATIONS PORTFOLIO, SERIES 5
                       E-TAIL PORTFOLIO SERIES
                       INTERNET PORTFOLIO, SERIES 8
                       MARKET LEADERS PORTFOLIO, SERIES 4
                       RETAIL PORTFOLIO, SERIES 4
                                    (Registrant)
                     By    NIKE SECURITIES L.P.
                                    (Depositor)


                     By    Robert M. Porcellino
                           Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    November 30, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated November 15, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
November 26, 2001